Exhibit 99.20

ATR QM Data Fields
Loans in Report: 13

Client Loan Number	Seller Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
6000069018	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000069003	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000069786	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000068935	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000069142	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000069143	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000069243	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000069777	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000069965	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000069232	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000069010	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000069002	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000069019	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
13